INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities
	For the Years Ended December 31,
	2019	2018
Net operating loss carry forwards	$1,016,339	$746,028
Stock based compensation	3,596	-
Depreciation	(22)	(41)
Valuation allowance	(1,019,913)	(745,987)
Net Deferred Tax Asset	$-	$-

Schedule of reconciliation of the statutory federal income tax
	For the Years Ended
	December 31,
	2019	2018
	%	%
Statutory federal tax rate	21.00%	21.00%
State taxes, net of federal benefit	6.99%	8.40%
Valuation allowance	-27.70%	-29.40%

Provision for income taxes	0.30%	0.00%